Income Tax - Reconciliation of Accounting Profit and Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Statutory rate	17.00%	17.00%	17.00%